Temporary Equity (Details) $ in Thousands	3 Months Ended
Mar. 31, 2019 USD ($) shares
Total temporary equity as of March 31, 2019	$ 5,000
Common Class C [Member]
Total Class C classified as temporary equity as of January 1, 2019	0
Issuance of Class C Shares for the acquisition of Questica	5,000
Total temporary equity as of March 31, 2019	$ 5,000
Total Class C classified as temporary equity as of January 1, 2019 (in shares) | shares	0
Issuance of Class C Shares for the acquisition of Questica (in shares) | shares	500,000
Total temporary equity as of March 31, 2019 (in shares) | shares	500,000